RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Equity Reserves Impacted by Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 1,434	$ 880	$ 502
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(4)	36
Amount reclassified to profit or loss	4	(24)
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	18	13
Other	0	1
Ending balance	(32)	(4)	36
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(14)	(55)
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(36)	(31)
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	56
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	0	1
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	(1)
Tax effect	0	0
Other	0	0
Ending balance	0	0	1
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(859)	(701)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	(304)	105
Foreign currency revaluation of net foreign operations	364	(310)
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	0	0
Other	(131)	(9)
Ending balance	(930)	(859)	$ (701)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 0	$ 56